Exhibit 99.1

Hyundai Auto Receivables Trust 2011-A

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	January 1, 2011
Closing Date:	January 27, 2011

	Dollars	Units	WAC	WARM
Original Pool Balance:	$982,362,180.37	64,626	4.74%	58.35
Original Adj. Pool Balance:	$945,358,024.43

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$228,000,000.00	23.209%	0.31830%	February 15, 2012
Class A-2 Notes	Fixed	$263,000,000.00	26.772%	0.69000%	November 15, 2013
Class A-3 Notes	Fixed	$247,000,000.00	25.143%	1.16000%	April 15, 2015
Class A-4 Notes	Fixed	$116,600,000.00	11.869%	1.78000%	December 15, 2015
Class B Notes	Fixed	$34,030,000.00	3.464%	2.45000%	April 15, 2016
Class C Notes	Fixed	$32,150,000.00	3.273%	3.00000%	June 15, 2017
Total Securities		$920,780,000.00	93.731%

Overcollateralization		$24,578,024.43	2.502%
YSOA		$37,004,155.94	3.767%
Total Original Pool Balance		$982,362,180.37	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$31,993,729.20	0.9401625	$24,380,793.39	0.7164500	$7,612,935.81
Class C Notes	$32,150,000.00	1.0000000	$32,150,000.00	1.0000000	$-
Total Securities	$64,143,729.20	0.0696624	$56,530,793.39	0.0613945	$7,612,935.81

Weighted Avg. Coupon (WAC)	4.81%		4.84%
Weighted Avg. Remaining Maturity (WARM)	18.57		17.81
Pool Receivables Balance	$100,042,471.82		$92,156,268.70
Remaining Number of Receivables	20,129		19,592

Adjusted Pool Balance	$97,703,939.06		$90,091,003.26

III. COLLECTIONS

Principal:
Principal Collections	$7,750,130.49
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$181,976.53
Total Principal Collections	$7,932,107.02

Interest:
Interest Collections	$387,134.83
Late Fees & Other Charges	$19,615.00
Interest on Repurchase Principal	$-
Total Interest Collections	$406,749.83

Collection Account Interest	$164.41
Reserve Account Interest	$100.33
Servicer Advances	$-

Total Collections	$8,339,121.59

Hyundai Auto Receivables Trust 2011-A

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$8,339,121.59
Reserve Account Available	$4,726,790.12
Total Available for Distribution	$13,065,911.71

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$83,368.73		$83,368.73	$83,368.73
Collection Account Interest					$164.41
Late Fees & Other Charges					$19,615.00
Total due to Servicer					$103,148.14

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$65,320.53		$65,320.53	$65,320.53

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$80,375.00		$80,375.00	$80,375.00

Available Funds Remaining:					$8,090,277.92

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$7,612,935.81

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$7,612,935.81		$7,612,935.81
Class C Notes Total:		$-		$-
Total Noteholders Principal		$7,612,935.81		$7,612,935.81

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					477,342.11

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,338,532.76
Beginning Period Amount	$2,338,532.76
Current Period Amortization	$273,267.32
Ending Period Required Amount	$2,065,265.44
Ending Period Amount	$2,065,265.44
Next Distribution Date Amount	$1,811,138.29

Hyundai Auto Receivables Trust 2011-A

Monthly Servicing Report

Collection Period	November 2014
Distribution Date	12/15/2014
Transaction Month	46
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$4,726,790.12
Beginning Period Amount	$4,726,790.12
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$4,726,790.12
Ending Period Amount	$4,726,790.12

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.55%
Overcollateralization Floor	3.55%

		Beginning	Ending	Target
Overcollateralization Amount		$33,560,209.86	$33,560,209.87	$33,560,209.87
Overcollateralization as a % of Original Adjusted Pool		3.55%	3.55%	3.55%
Overcollateralization as a % of Current Adjusted Pool		34.35%	37.25%	37.25%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.06%	19,212	96.85%	$89,252,640.39
30 - 60 Days	1.53%	300	2.48%	$2,288,353.73
61 - 90 Days	0.34%	66	0.55%	$511,188.15
91 + Days	0.07%	14	0.11%	$104,086.43
		19,592		$92,156,268.70
Total
Delinquent Receivables 61 + days past due	0.41%	80	0.67%	$615,274.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.37%	75	0.60%	$600,002.91
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	60	0.45%	$488,740.84
Three-Month Average Delinquency Ratio	0.36%		0.57%

Repossession in Current Period		17		$140,934.34
Repossession Inventory		25		$92,625.05

Charge-Offs
Gross Principal of Charge-Off for Current Period				$136,072.63
Recoveries				$(181,976.53)
Net Charge-offs for Current Period				$(45,903.90)

Beginning Pool Balance for Current Period				$100,042,471.82

Net Loss Ratio				-0.55%
Net Loss Ratio for 1st Preceding Collection Period				0.02%
Net Loss Ratio for 2nd Preceding Collection Period				-0.65%
Three-Month Average Net Loss Ratio for Current Period				-0.40%

Cumulative Net Losses for All Periods				$6,043,683.64
Cumulative Net Losses as a % of Initial Pool Balance				0.62%

Principal Balance of Extensions				$364,762.14
Number of Extensions				47